Significant accounting estimates and judgments (Details Textual) R$ in Thousands	12 Months Ended
Jun. 30, 2019 BRL (R$)
Sugarcane and grains/cotton [Member]
Significant accounting estimates and judgments (Textual)
Increase or decrease of expected productivity, percentage	1.00%
Increase or decrease in biological asset	R$ 1,404
Increase or decrease in price, percentage	1.00%
Increase or decrease in biological asset, price	R$ 1,788
Soybean [Member] | West Region - Bahia [Member]
Significant accounting estimates and judgments (Textual)
Average amounts arbitrated by real estate market	65.87
Soybean [Member] | Balsas Region - Maranhao [Member]
Significant accounting estimates and judgments (Textual)
Average amounts arbitrated by real estate market	67.89
Soybean [Member] | Alto Taquari Region - Mato Grosso [Member]
Significant accounting estimates and judgments (Textual)
Average amounts arbitrated by real estate market	64.04
Soybean [Member] | Mineiros Region - Goias [Member]
Significant accounting estimates and judgments (Textual)
Average amounts arbitrated by real estate market	64.04